Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 35,152	$ 34,751
Amounts receivable	797	1,688
Prepaid expenses and other	2,009	1,179
Derivative assets	23	587
Inventories	90,506	111,772
Total current assets	128,487	149,977
Restricted cash	15,019	0
Reclamation deposit	250	250
Derivative assets	162	200
Property, plant and equipment	451,411	672,268
Total assets	595,329	822,695
Current liabilities
Accounts payable and accrued liabilities	41,010	47,319
Dunebridge revolving credit facility	31,813	0
Decommissioning and restoration liability	2,489	2,445
Lease liabilities	418	811
Total current liabilities	75,730	50,575
Secured notes payable	374,706	378,869
Lease liabilities	750	1,034
Decommissioning and restoration liability	70,443	56,071
Shareholders' equity:
Share capital	631,498	631,224
Share-based payments reserve	6,820	6,111
Deficit	(565,952)	(302,523)
Accumulated other comprehensive income	1,334	1,334
Total shareholders' equity	73,700	336,146
Total liabilities and shareholders' equity	$ 595,329	$ 822,695